Dispositions and Discontinued Operations - Discontinued Operations Income Statement and Balance Sheet Disclosures (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 19,132	$ 14,484
Loss before Income Taxes	(5,486)	(7,325)
Income Tax Benefit	350	2,819
Loss from Discontinued Operations, Net of Taxes	(5,136)	(4,506)
Inland
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	4,348	4,333
Loss before Income Taxes	(4,785)	(4,659)
Income Tax Benefit	350	1,872
Loss from Discontinued Operations, Net of Taxes	(4,435)	(2,787)
Domestic Liftboats
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	14,784	10,151
Loss before Income Taxes	(701)	(2,666)
Income Tax Benefit	0	947
Loss from Discontinued Operations, Net of Taxes	$ (701)	$ (1,719)